Document and Entity Information	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	Cal-Maine Foods, Inc.
Entity File Number	001-38695
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	64-0500378
Entity Address Address Line 1	1052 Highland Colony Pkwy
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Ridgeland
Entity Address State Or Province	MS
Entity Address Postal Zip Code	39157
City Area Code	601
Local Phone Number	948-6813
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0000016160
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CALM
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Emerging Growth Company	false